Transactions with related parties	6 Months Ended
Jun. 30, 2021
Transactions with related parties
Transactions with related parties

Note 11. Transactions with related parties

Transactions with related parties are described in Note 27 to the consolidated financial statements included in SEK’s 2020 Annual Report on Form 20-F. No material changes have taken place in relation to transactions with related parties compared to that description.